Income tax expense_Relationship between net income before income tax expense and Income tax expense (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2018 KRW (₩)
Reconciliation of accounting profit multiplied by applicable tax rates [Abstract]
Net income before income tax expense		₩ 2,001,251	$ 1,842,602	₩ 2,723,049	₩ 2,804,872
Tax calculated at statutory tax rate	[1]	514,456		738,476	760,978
Adjustments to net income
Effect of income that is exempt from taxation		(42,440)		(61,730)	(49,418)
Effect of expenses that are not deductible in determining taxable income		19,451		31,549	18,639
Adjustments recognized in the current period in relation to the current tax of prior periods		4,914		(65,227)	5,923
Others		(10,379)		42,385	17,101
Sub-total		(28,454)		(53,023)	(7,755)
Income tax expense		₩ 486,002	$ 447,474	₩ 685,453	₩ 753,223
Effective tax rate		24.30%	24.30%	25.20%	26.90%
Description of applicable tax rate by taxable income		The applicable income tax rate: 1) 11% for taxable income below 200 million Won, 2) 22% for above 200 million Won and below 20 billion Won, 3) 24.2% for above 20 billion Won and below 300 billion Won, 4) 27.5% for above 300 billion Won.	The applicable income tax rate: 1) 11% for taxable income below 200 million Won, 2) 22% for above 200 million Won and below 20 billion Won, 3) 24.2% for above 20 billion Won and below 300 billion Won, 4) 27.5% for above 300 billion Won.

[1]	The applicable income tax rate: 1) 11% for taxable income below 200 million Won, 2) 22% for above 200 million Won and below 20 billion Won, 3) 24.2% for above 20 billion Won and below 300 billion Won, 4) 27.5% for above 300 billion Won.